Other Current Monetary Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Current Monetary Assets [Abstract]
Disclosure Of Detailed Information About Other Current Monetary Assets Explanatory

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Time deposits and negotiable certificates of deposit with maturities of more than three months	$3,499	$1,916
Accrued custodial receipts	765	815
Others	797	888
	$5,061	$3,619

Annual Yield Rates of Time Deposits, Negotiable Certificates of Deposits and Repurchase Agreements Collateralized by Bonds with Maturities of more Than Three Months

The annual yield rates of time deposits and negotiable certificates of deposit with maturities of more than three months at the balance sheet dates were as follows:

	December 31
	2021	2022
Time deposits and negotiable certificates of deposit with maturities of more than three months	0.03%-2.70%	0.03%-3.00%